REVENUES - Schedule of Changes in Advances from Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Balance, beginning of the period	$ 1,563	$ 727
New performance obligations	82	224
Reclassification to revenue as a result of satisfying performance obligation	(894)	(84)
Balance, end of the period	$ 751	$ 867